Tangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	kr 8,692	kr 14,329
Balance, end of period	9,192	8,692	kr 14,329
of which finance leases
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	122	146
Balance, end of period	104	122	146
Cost
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	28,577	40,835	36,180
Reclassified as held for sale	(3,335)	(11,823)
Acquisitions through business combinations	3,014		1,231
Decrease through divested companies		(1,221)	(1)
Additions	1,290	2,337	3,175
Dismantling costs	64	(39)	216
Disposals	(5,498)	(1,711)	(1,047)
Reclassification	(68)	11	14
Exchange rate differences	160	188	1,067
Balance, end of period	24,204	28,577	40,835
Cost | of which finance leases
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	401	627	574
Decrease through divested companies		(248)
Additions		17	43
Disposals		(1)	(1)
Reclassification		4
Exchange rate differences		2	11
Balance, end of period	401	401	627
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(18,895)	(25,488)	(23,587)
Reclassified as held for sale	1,204	6,796
Decrease through divested companies		1,059	1
Depreciation	(1,823)	(2,734)	(2,383)
Disposals	5,467	1,670	967
Reclassification		(2)	(6)
Exchange rate differences	(90)	(196)	(480)
Balance, end of period	(14,137)	(18,895)	(25,488)
Accumulated depreciation and amortization | of which finance leases
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(279)	(481)	(446)
Decrease through divested companies		231
Depreciation	(18)	(27)	(26)
Disposals			1
Exchange rate differences		(2)	(10)
Balance, end of period	(297)	(279)	(481)
Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(990)	(1,018)	(978)
Reclassified as held for sale	73
Impairment		3	(7)
Reversal of impairment	76
Disposals	1	37	10
Exchange rate differences	(35)	(12)	(43)
Balance, end of period	(875)	(990)	(1,018)
Total other tangible assets
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	2,234	3,137
Balance, end of period	1,090	2,234	3,137
Total other tangible assets | Cost
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	3,660	5,083	4,440
Reclassified as held for sale	(886)	(1,791)
Acquisitions through business combinations	187		269
Decrease through divested companies		(57)	(1)
Additions	774	2,038	2,897
Dismantling costs		148	(72)
Disposals	(303)	(74)	(108)
Reclassification	(1,189)	(1,657)	(2,561)
Exchange rate differences	15	(30)	219
Balance, end of period	2,258	3,660	5,083
Total other tangible assets | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(1,416)	(1,925)	(1,548)
Reclassified as held for sale	143	893
Decrease through divested companies		43	1
Depreciation	(174)	(450)	(358)
Disposals	296	56	59
Reclassification	16	(3)	(18)
Exchange rate differences	(23)	(30)	(61)
Balance, end of period	(1,158)	(1,416)	(1,925)
Total other tangible assets | Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(10)	(21)	(23)
Impairment		3	(5)
Disposals	1	8	8
Exchange rate differences	(1)		(1)
Balance, end of period	(10)	(10)	(21)
Buildings
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	228	178
Balance, end of period	49	228	178
Buildings | Cost
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	405	344	259
Reclassified as held for sale	(217)	(13)
Acquisitions through business combinations			175
Additions	10		9
Disposals	(2)	(5)	(6)
Reclassification	21	91	(119)
Exchange rate differences	1	(12)	26
Balance, end of period	218	405	344
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(177)	(162)	(143)
Reclassified as held for sale	31	11
Depreciation	(19)	(24)	(18)
Disposals	2	1	5
Reclassification	(1)	(1)	1
Exchange rate differences	(5)	(2)	(7)
Balance, end of period	(169)	(177)	(162)
Buildings | Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance, beginning of period		(4)	(4)
Disposals		4
Balance, end of period			(4)
Equipment and installations
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	441	745
Balance, end of period	328	441	745
Equipment and installations | Cost
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	1,687	2,515	2,068
Reclassified as held for sale	(153)	(1,286)
Acquisitions through business combinations	43		36
Decrease through divested companies		(44)	(1)
Additions	103	17	66
Dismantling costs		148	(72)
Disposals	(301)	(59)	(55)
Reclassification	(75)	365	391
Exchange rate differences	21	31	82
Balance, end of period	1,325	1,687	2,515
Equipment and installations | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(1,239)	(1,763)	(1,405)
Reclassified as held for sale	112	882
Decrease through divested companies		43	1
Depreciation	(155)	(426)	(340)
Disposals	294	55	54
Reclassification	17	(2)	(19)
Exchange rate differences	(18)	(28)	(54)
Balance, end of period	(989)	(1,239)	(1,763)
Equipment and installations | Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(7)	(7)	(7)
Exchange rate differences	(1)
Balance, end of period	(8)	(7)	(7)
Construction in progress, tangible assets
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	1,565	2,214
Balance, end of period	713	1,565	2,214
Construction in progress, tangible assets | Cost
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	1,568	2,224	2,113
Reclassified as held for sale	(516)	(492)
Acquisitions through business combinations	144		58
Decrease through divested companies		(13)
Additions	661	2,021	2,822
Disposals		(10)	(47)
Reclassification	(1,135)	(2,113)	(2,833)
Exchange rate differences	(7)	(49)	111
Balance, end of period	715	1,568	2,224
Construction in progress, tangible assets | Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(3)	(10)	(12)
Impairment		3	(5)
Disposals	1	4	8
Exchange rate differences			(1)
Balance, end of period	(2)	(3)	(10)
Machinery and technical plant
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	6,458	11,192
Balance, end of period	8,102	6,458	11,192
Machinery and technical plant | Cost
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	24,917	35,752	31,740
Reclassified as held for sale	(2,449)	(10,032)
Acquisitions through business combinations	2,827		962
Decrease through divested companies		(1,164)
Additions	516	299	278
Dismantling costs	64	(187)	288
Disposals	(5,195)	(1,637)	(939)
Reclassification	1,121	1,668	2,575
Exchange rate differences	145	218	848
Balance, end of period	21,946	24,917	35,752
Machinery and technical plant | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(17,479)	(23,563)	(22,039)
Reclassified as held for sale	1,061	5,903
Decrease through divested companies		1,016
Depreciation	(1,649)	(2,284)	(2,025)
Disposals	5,171	1,614	908
Reclassification	(16)	1	12
Exchange rate differences	(67)	(166)	(419)
Balance, end of period	(12,979)	(17,479)	(23,563)
Machinery and technical plant | Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance, beginning of period	(980)	(997)	(955)
Reclassified as held for sale	73
Impairment			(2)
Reversal of impairment	76
Disposals		29	2
Exchange rate differences	(34)	(12)	(42)
Balance, end of period	kr (865)	kr (980)	kr (997)